INTANGIBLE ASSETS - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	$ 86,721
Impairment loss recognized in profit or loss	80	$ 83	$ 720
Values at end of year	$ 102,016	$ 86,721
Licenses and internal developments
Disclosure of detailed information about intangible assets [line items]
Useful life	5 years	5 years
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	$ 25,178
Values at end of year	42,576	$ 25,178
Customer relationships and contracts
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	61,333
Values at end of year	$ 58,284	$ 61,333
Customer relationships and contracts | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life	1 year	1 year
Customer relationships and contracts | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life	9 years
Non-compete agreements
Disclosure of detailed information about intangible assets [line items]
Useful life	3 years	3 years
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	$ 210
Values at end of year	20	$ 210
Cryptocurrencies
Reconciliation of changes in intangible assets and goodwill [abstract]
Impairment loss recognized in profit or loss	80
Values at end of year	1,136
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	148,164	74,189
Additions related to business combinations (note 26.18)	14,204	50,568
Additions from separate acquisitions	8,532	7,065
Additions from internal development	29,713	17,388
Disposals	(12,565)	(1,025)
Translation	1	(21)
Values at end of year	188,049	148,164	74,189
Cost | Licenses and internal developments
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	72,538	48,318
Additions related to business combinations (note 26.18)	2,031	813
Additions from separate acquisitions	7,316	7,065
Additions from internal development	29,713	17,388
Disposals	(12,565)	(1,025)
Translation	3	(21)
Values at end of year	99,036	72,538	48,318
Cost | Customer relationships and contracts
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	74,792	25,285
Additions related to business combinations (note 26.18)	12,046	49,507
Additions from separate acquisitions	0	0
Additions from internal development	0	0
Disposals	0	0
Translation	(2)	0
Values at end of year	86,836	74,792	25,285
Cost | Non-compete agreements
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	834	586
Additions related to business combinations (note 26.18)	127	248
Additions from separate acquisitions	0	0
Additions from internal development	0	0
Disposals	0	0
Translation	0	0
Values at end of year	961	834	586
Cost | Cryptocurrencies
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	0
Additions related to business combinations (note 26.18)	0
Additions from separate acquisitions	1,216
Additions from internal development	0
Disposals	0
Translation	0
Values at end of year	1,216	0
Amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	(61,443)	(47,079)
Additions related to business combinations (note 26.18)	36,654
Additions from separate acquisitions		14,805
Impairment loss recognized in profit or loss	80	83
Disposals	12,153	518
Translation	9	(6)
Values at end of year	(86,033)	(61,443)	(47,079)
Amortization and impairment | Licenses and internal developments
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	(47,360)	(35,473)
Additions related to business combinations (note 26.18)	21,244
Additions from separate acquisitions		12,328
Impairment loss recognized in profit or loss	0	83
Disposals	12,153	518
Translation	9	(6)
Values at end of year	(56,460)	(47,360)	(35,473)
Amortization and impairment | Customer relationships and contracts
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	(13,459)	(11,020)
Additions related to business combinations (note 26.18)	15,093
Additions from separate acquisitions		2,439
Impairment loss recognized in profit or loss	0	0
Disposals	0	0
Translation	0	0
Values at end of year	(28,552)	(13,459)	(11,020)
Amortization and impairment | Non-compete agreements
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	(624)	(586)
Additions related to business combinations (note 26.18)	317
Additions from separate acquisitions		38
Impairment loss recognized in profit or loss	0	0
Disposals	0	0
Translation	0	0
Values at end of year	(941)	$ (624)	$ (586)
Amortization and impairment | Cryptocurrencies
Reconciliation of changes in intangible assets and goodwill [abstract]
Impairment loss recognized in profit or loss	80
Values at end of year	$ (80)